DEFERRED TAX - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances	$ 2,522	$ 1,062
Tax effect of intangible assets	5,797	5,742
Tax effect of intangible liability	3,193	3,151
Management Performance Projections 2023 To 2027
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances unutilized	52,390	39,987
Trading losses and other allowances not recognized	29,199	34,129
Capital allowances	58,665	73,079
Capital allowance not recognized	$ 12,289	27,035
Ability to utilize capital allowance in recognition of deferred asset		$ 5,742